Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 1,586,541	$ 1,291,228
Loss from operations	(1,586,541)	(1,291,228)
Other income:
Recovery of previously incurred costs		341,684
Interest earned on investments held in Trust Account	737,057	1,195,135
Interest earned on cash held in bank	116	69
Total other income	737,173	1,536,888
(Loss) Income before provision for income taxes	(849,368)	245,660
Provision for income taxes	(196,591)	(185,423)
Net (loss) income	$ (1,045,959)	$ 60,237
Redeemable Class A Common Stock
Other income:
Basic weighted average non-redeemable Class A and Class B common stock outstanding (in Shares)	1,457,184	12,204,321
Basic net (loss) income per share, non-redeemable Class A and Class B common stock (in Dollars per share)	$ (0.18)	$ 0
Non-redeemable Class A and Class B Common Stock
Other income:
Basic weighted average non-redeemable Class A and Class B common stock outstanding (in Shares)	4,271,712	3,457,807
Basic net (loss) income per share, non-redeemable Class A and Class B common stock (in Dollars per share)	$ (0.18)	$ 0